Organization and Principal Activities - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
Sep. 30, 2025
China EZGO Group Limited (“EZGO HK”) [Member]
Subsidiaries
Date of Incorporation / acquisition	February 13, 2019
Place of incorporation	Hong Kong (“HK”)
Percentage of effective ownership	100% owned by EZGO
Principal Activities	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd. (“Changzhou Langyi”) [Member]
Subsidiaries
Date of Incorporation / acquisition	August 6, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% owned by EZGO HK
Principal Activities	Investment holding company
EZGO Technologies Group Co., Ltd. (“Changzhou EZGO”) [Member]
Subsidiaries
Date of Incorporation / acquisition	June 12, 2019
Place of incorporation	PRC
Percentage of effective ownership	95.24%owned by EZGO HK*	[1]
Principal Activities	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”) [Member]
Subsidiaries
Date of Incorporation / acquisition	December 10, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Changzhou EZGO**	[2]
Principal Activities	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”) [Member]
Subsidiaries
Date of Incorporation / acquisition	July 14, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Changzhou EZGO
Principal Activities	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”) [Member]
Subsidiaries
Date of Incorporation / acquisition	May 9, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Changzhou EZGO
Principal Activities	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”) [Member]
Subsidiaries
Date of Incorporation / acquisition	July 13, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Changzhou EZGO
Principal Activities	Distribution and trade of battery packs
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”) [Member]
Subsidiaries
Date of Incorporation / acquisition	July 14, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Changzhou EZGO
Principal Activities	Distribution and trade of battery packs
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”) [Member]
Subsidiaries
Date of Incorporation / acquisition	January 25, 2023
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Jiangsu New Energy
Principal Activities	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”) [Member]
Subsidiaries
Date of Incorporation / acquisition	January 25, 2023
Place of incorporation	PRC
Percentage of effective ownership	60% owned by Changzhou Sixun
Principal Activities	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”) [Member]
Subsidiaries
Date of Incorporation / acquisition	March 2, 2023
Place of incorporation	PRC
Percentage of effective ownership	100% owned by Changzhou Higgs
Principal Activities	Equipment maintenance and repairment
Jiangsu EZGO Electronic Technologies Co., Ltd. (“Jiangsu EZGO”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of Incorporation / acquisition	July 30, 2019, disposed of on September 25, 2025
Place of incorporation	PRC
Percentage of effective ownership	VIE
Principal Activities	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of Incorporation / acquisition	May 5, 2014, disposed of on September 25, 2025
Place of incorporation	PRC
Percentage of effective ownership	80.87% owned by VIE
Principal Activities	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of Incorporation / acquisition	August 21, 2018, disposed of on September 25, 2025
Place of incorporation	PRC
Percentage of effective ownership	100% owned by VIE
Principal Activities	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”) [Member] | VIE and subsidiaries of VIE [Member]
Subsidiaries
Date of Incorporation / acquisition	May 7, 2018, disposed of on September 25, 2025
Place of incorporation	PRC
Percentage of effective ownership	51% owned by VIE
Principal Activities	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)

[1]	On April 7, 2025, $3,000,000 of equity was issued by Changzhou EZGO to a non-controlling interest.
[2]	On June 23, 2025, the Group acquired 40% equity interest of Jiangsu Supply Chain with no consideration.